Right of Use Assets, Net - Summary of Right of Use Assets, Net (Detail) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Feb. 28, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 1,845
Balance at end of period	1,738
Right-of-Use Assets, Net	1,738
BP-Husky Refining LLC
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-Use Assets, Net		$ 7
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,687
Acquisitions	33
Additions	45
Modifications	34
Re-measurements	(6)
Divestitures	(19)
Terminations	(6)
Exchange Rate Movements and Other	23
Balance at end of period	2,791
Right-of-Use Assets, Net	2,791
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	842
Divestitures	(12)
Terminations	(3)
Depreciation	224
Exchange Rate Movements and Other	2
Balance at end of period	1,053
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	472
Balance at end of period	440
Right-of-Use Assets, Net	440
Real Estate | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	599
Acquisitions	1
Additions	1
Modifications	(4)
Re-measurements	0
Divestitures	0
Terminations	(3)
Exchange Rate Movements and Other	(4)
Balance at end of period	590
Right-of-Use Assets, Net	590
Real Estate | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	127
Divestitures	0
Terminations	(1)
Depreciation	27
Exchange Rate Movements and Other	(3)
Balance at end of period	150
Transportation And Storage Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,195
Balance at end of period	1,135
Right-of-Use Assets, Net	1,135
Transportation And Storage Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,840
Acquisitions	24
Additions	44
Modifications	37
Re-measurements	(11)
Divestitures	0
Terminations	(1)
Exchange Rate Movements and Other	24
Balance at end of period	1,957
Right-of-Use Assets, Net	1,957
Transportation And Storage Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	645
Divestitures	0
Terminations	(1)
Depreciation	170
Exchange Rate Movements and Other	8
Balance at end of period	822
Manufacturing Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	116
Balance at end of period	103
Right-of-Use Assets, Net	103
Manufacturing Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	174
Acquisitions	8
Additions	0
Modifications	1
Re-measurements	0
Divestitures	(19)
Terminations	0
Exchange Rate Movements and Other	0
Balance at end of period	164
Right-of-Use Assets, Net	164
Manufacturing Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	58
Divestitures	(12)
Terminations	0
Depreciation	17
Exchange Rate Movements and Other	(2)
Balance at end of period	61
Other Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	62
Balance at end of period	60
Right-of-Use Assets, Net	60
Other Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	74
Acquisitions	0
Additions	0
Modifications	0
Re-measurements	5
Divestitures	0
Terminations	(2)
Exchange Rate Movements and Other	3
Balance at end of period	80
Right-of-Use Assets, Net	80
Other Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	12
Divestitures	0
Terminations	(1)
Depreciation	10
Exchange Rate Movements and Other	(1)
Balance at end of period	$ 20